SEGMENT REPORTING	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 17. SEGMENT REPORTING

The Company manages its business activities on a consolidated basis and operates as a single operating segment, the Insurance Segment, earning its revenues from insurance commissions. Accounting policies of the Insurance segment are described in Note 2 – Summary of Significant Accounting Policies.

Our CODM (chief operating decision maker) is our Chairman and Chief Executive Officer, Mr. Ezra Beyman. The CODM uses consolidated net income (loss), as reported on our consolidated statements of operations, in evaluating performance of the Insurance Segment and determining how to allocate resources of the Company as a whole, including for investments, stockholder return programs and our acquisition strategy. The CODM does not review assets in evaluating the results of the Insurance Segment, and therefore, such information is not presented.

The following table provides the financial results of our Insurance Segment:

	Year Ended December 31,
	2024	2023

Total revenues	$14,054,361	$13,731,826
Less: Significant and other Insurance Segment expenses
Commission expense	4,189,599	3,732,939
Salaries and wages	7,226,810	7,503,052
General and administrative expenses	4,219,635	4,089,989
Marketing and advertising expenses	357,697	364,974
Change in estimated acquisition earn-out payables	47,761	1,716,873
Depreciation and amortization	1,786,068	2,609,191
Asset impairments	3,922,110	7,594,000
Interest expense	1,442,808	1,506,186
Interest expense related parties	140,802	150,067
Other income, net	(51,345)	(6,530)
Recognition and change in fair value of warrant liabilities	(156,000)	(5,503,647)
Loss from discontinued operations before tax	-	1,984,714
Insurance segment net loss	$(9,071,584)	$(12,009,982)